Other assets, net	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other assets, net
Note 9. Other assets, net
An analysis of other assets at December 31, 2022 and 2023 is as follows:

	2022		2023
Current portion:
Advances to suppliers (different from CAPEX and inventories)	Ps.	8,247,735	Ps.	8,788,638
Prepaid insurance		1,988,713		2,105,556
Other		328,974		328,065

	Ps.	10,565,422	Ps.	11,222,259

Non-current portion:

Recoverable taxes	Ps.	9,363,682	Ps.	8,879,374
Prepayments for the use of fiber optics		3,424,850		2,734,008
Judicial deposits (1)		16,309,977		15,456,282
Prepaid expenses		10,483,113		10,574,048

Total	Ps.	39,581,622	Ps.	37,643,712

For the years ended December 31, 2021, 2022 and 2023, amortization expense for other assets was Ps. 442,098 Ps. 215,529 and Ps. 848,569, respectively.

(1)
Judicial deposits represent cash and cash equivalents pledged in order to fulfill the collateral requirements for tax contingencies in Brazil. Based on its evaluation of the underlying contingencies, the Company believes that such amounts are recoverable. See Note 17 b).